CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	31,232,592	1,000
Common shares, shares outstanding	31,232,592	1,000